Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) individual	Dec. 31, 2022 GBP (£) individual	Dec. 31, 2021 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,008,772	£ 4,037,116	£ 3,828,333
Performance-related payments	1,002,607	3,701,569	3,431,294
Other fixed remuneration (pension and other allowances & non-cash benefits)	222,538	906,201	806,103
Expenses	0	13,004	3,705
Total remuneration	5,233,917	8,657,890	8,069,435
Short-term employee benefits	13,235,757	15,641,669	18,831,380
Post-employment benefits	611,769	740,333	913,842
Compensation for loss of office	0	1,540,400	0
Total compensation	£ 13,847,526	£ 17,922,402	£ 19,745,222
Number key management persons who receives termination benefit | individual	0	3